Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2020 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.40%)
Since Inception	(7.03%)
Fidelity Freedom Blend 2020 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.81%)
Since Inception	(9.10%)
Fidelity Freedom Blend 2020 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.19%)
Since Inception	(5.63%)
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(6.96%)	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Since Inception	(6.35%)	[1]

[1]	AFrom April 6, 2021.